Related party transactions (Tables)	9 Months Ended
Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Demonstrates Deposit Capacity

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
PCCU total assets	$636,482,187	$575,170,939
Capacity at 65%	413,713,422	373,861,110
CRB related deposits	165,697,653	146,267,976
Incremental capacity	$248,015,769	$227,593,134

Loan Servicing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Demonstrates Deposit Capacity

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
CRB related deposits	$165,697,653	$146,267,976
Capacity at 65%	107,703,474	95,074,184
PCCU net worth	97,656,494	61,925,336
Capacity at 1.3125	128,174,148	81,227,003
Limiting capacity	$128,174,148	$81,227,003
PCCU loans funded	17,728,042	-
Amounts available under lines of credit	996,958	225,000
Incremental capacity	$109,449,148	$81,002,003